CONVERTIBLE BONDS PAYABLE - Interest expenses related to the convertible notes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONVERTIBLE BONDS PAYABLE
Contractual interest	¥ 48,996	¥ 38,720	¥ 41,355
Amortization of debt issuance costs	16,813	11,617	12,274
Total interest expenses	¥ 65,809	¥ 50,337	¥ 53,629